Summary of significant accounting policies - Fair value of financial instruments (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable
Fair value of financial instruments
Fair value liabilities	$ (2,927)	$ (2,595)
Accounts Payable | Level 2
Fair value of financial instruments
Fair value liabilities	(2,927)	(2,595)
Accrued liabilities and other current liabilities
Fair value of financial instruments
Fair value liabilities	(5,566)	(7,563)
Accrued liabilities and other current liabilities | Level 2
Fair value of financial instruments
Fair value liabilities	(5,566)	(7,563)
Convertible Preferred Shares
Fair value of financial instruments
Fair value liabilities		(68,113)
Convertible Preferred Shares | Level 3
Fair value of financial instruments
Fair value liabilities		(68,113)
Long-term loans
Fair value of financial instruments
Fair value liabilities	(49,711)	(13,999)
Long-term loans | Level 2
Fair value of financial instruments
Fair value liabilities	(49,711)	(13,999)
Prepayments and other current assets
Fair value of financial instruments
Fair value assets	181	253
Prepayments and other current assets | Level 2
Fair value of financial instruments
Fair value assets	181	253
Cryptocurrency receivable
Fair value of financial instruments
Fair value assets	87,832	69,582
Cryptocurrency receivable | Level 2
Fair value of financial instruments
Fair value assets	87,832	69,582
Cryptocurrency
Fair value of financial instruments
Fair value assets	83,339	61,821
Cryptocurrency | Level 1
Fair value of financial instruments
Fair value assets	$ 83,339	$ 61,821